Long-Term Loans	12 Months Ended
Dec. 31, 2016
Long-Term Loans
13.	LONG-TERM LOANS

On January 26, 2014, 17FOXSY, received a three-year loan of $4,321 (RMB 30 million) from Shenyang Shenbei Chuangzhan Financing Service Group Co., Ltd., a third party financial institution, through the Liaoning Branch of Bank of Communications, at a floating interest rate of 10% above the three-year prime rate as announced by the Peoples’ Bank of China. The loan is pledged by a land use right owned by 17FOXSY with a carrying value of $2,129 at December 31, 2015. The interest is payable quarterly and the principle is payable in installments semi-annually through January 19, 2017. 17FOXSY intended to use the proceeds to construct a plant in Shenyang and to purchase related equipment and machineries. For the year ended December 31, 2014, the interest expense on this long term loan was $274 of which $64 was capitalized and recorded as a part of construction in progress. For the year ended December 31, 2015, the interest expense on this long term loan was $175 of which $41 was capitalized and recorded as a part of construction in progress. For the year ended December 31, 2016, the interest expense on this long term loan was $60 of which $18 was capitalized and recorded as a part of construction in progress.

The Group repaid the principle of borrowings of $720 (RMB 5 million) and $1,440 (RMB 10 million) and $2,161 (RMB 15 million) in 2014, 2015 and 2016 respectively. The loan was fully repaid as of December 31, 2016 and the pledge was resolved accordingly.

On June 16, 2016, Techfaith Hangzhou, one subsidiary of the Group, obtained a ten-year credit of $27,585 (RMB 191.5 million) from Hangzhou Xiaoshan Branch of China Citic Bank to repay the loans from the subsidiaries of the Group and invest in the construction. The credit was guaranteed by the properties owned by Techfaith Hangzhou with a carrying value of $35,114 at December 31, 2016 and account receivables for rental incomes of Techfaith Hangzhou. The credit was also guaranteed by Mr. Defu Dong, Ms. Xiaojun Wang, the wife of Mr. Defu Dong, Mr.Deyou Dong and Ms. Chunxia Yuan, the wife of Mr. Deyou Dong. Under this credit line, Techfaith Hangzhou obtained a ten-year loan of $12,963 (RMB 90 million) to repay the loans from the subsidiaries of the Group on June 20, 2016. As of December 31, 2016, $648 of this loan, which will be repaid within one year, was classified as short-term loan. The loan bears an annual interest rate of 6.5%. The principal repayment schedule of this long-term loan was as follow:

	USD	RMB
June 1, 2017	$648	4.5 million
June 1, 2018	720	5 million
June 1, 2019	936	6.5 million
June 1, 2020	1,080	7.5 million
June 1, 2021	1,224	8.5 million
June 1, 2022	1,368	9.5 million
June 1, 2023	1,512	10.5 million
June 1, 2024	1,657	11.5 million
June 1, 2025	1,801	12.5 million
May 20, 2026	2,017	14 million

Total	$12,963	90 million

In April 2010, the Company entered into a shareholders’ agreement with Billion Team Asia Limited to establish Time Spring, one of the consolidated entities. Pursuant to this shareholders’ agreement, Time Spring received a loan of $290 from Billion Team Asia Limited as its paid-in capital contributed to Glomate, the wholly owned subsidiary of Time Spring in China. This loan is non-interest bearing and uncollateralized. There is no repayment date specified in the agreement. The lender, also the shareholder, has been inactive for the past couple of years and has not demanded repayment. The Company does not expect to repay the loan within twelve months from December 31, 2016. The Company recorded the loan as long-term loan on the consolidated balance sheets.